LEASES - Cash paid for amounts included in the measurement of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Cash payments for operating leases	¥ 53,086	$ 7,477	¥ 47,385	¥ 35,214
Cash payments for finance leases	¥ 13,308	$ 1,874